Commitments and Contingencies (Details 3) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Sep. 30, 2010 Property tenant	Dec. 31, 2011 Property	Jun. 30, 2011 Brookdale Senior Living, Inc.	Dec. 31, 2011 Brookdale Senior Living, Inc.	Dec. 31, 2010 Brookdale Senior Living, Inc.	Sep. 01, 2011 Brookdale Senior Living, Inc. Property
Commitments and contingencies
Number of senior housing communities								37
Number of senior housing communities assumed in existing triple-net lease								9
Number of senior housing communities in new triple-net lease								4
Number of senior housing communities assumed managed by Horizon Bay								3
Number of senior housing communities recently developed by HCP								1
Interest in real estate and operations of senior living communities (as a percent)								10.00%
Number of senior living communities operated in a RIDEA structure				21				21
Purchase of equity marketable securities	$ 22.4				$ 22.4
Third party debt collateralized by facilities, debt amount (maturing in May 1, 2025)				123
Third party debt collateralized by facilities, asset carrying amount (maturing in May 1, 2025)				370
Concentration risk, revenue						47.1
Concentration risk, operating expenses						29.8
Concentration risk, increase in revenue		15.7	13.7				29.4
Concentration risk, increase in operating expenses							$ 25.9
Number of senior housing facilities leased			27
Number of VIE tenants			4